Leases - Lease Liabilities and Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Lease liabilities	$ 1,690	$ 1,809
Less: current portion	189	233
Non-current lease liabilities	1,501	1,576
Expenses relating to short-term leases	409	448
Interest expense on lease liabilities	67	70
Variable lease payments not included in the measurement of lease liabilities	85	118
Total cash outflows for leases	983	1,178
Increase through capitalization of short-term leases, property, plant and equipment	$ 197	$ 305